Severance And Retirement Plans (Schedule Of Assumptions Used To Determine Net Periodic Cost) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.90%	0.90%	1.10%
Assumed rate of increase in future compensation levels	1.50%	1.80%	1.90%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%